IMPAIRMENT OF ASSETS - Sensitivity Analysis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Bangladesh
Disclosure of impairment loss and reversal of impairment loss [line items]
Average annual revenue discount rate, combined average (in percent)	14.60%	0.00%	0.00%
Discount Rate 1% increase	15.60%
Reasonably possible 1% change in discount rate, amount	$ (42)
Average annual revenue growth rate, explicit forecast period (in percent)	11.10%
Growth rate 1% decrease	10.10%
Reasonably possible 1% change in average growth rate, amount	$ (26)
Combined operating margin	33.20%
Combined operating margin 1% decrease	32.20%
Reasonably possible 1% change in average operating margin, amount	$ (40)
Combined CAPEX %	17.80%
Combined CAPEX percentage 1% increase	18.80%
Reasonably possible 1% change in average CAPEX as percentage of revenue, amount	$ (52)
Kyrgyzstan
Disclosure of impairment loss and reversal of impairment loss [line items]
Average annual revenue discount rate, combined average (in percent)	19.00%	0.00%	0.00%
Discount Rate 1% increase	20.00%
Reasonably possible 1% change in discount rate, amount	$ 0
Average annual revenue growth rate, explicit forecast period (in percent)	10.00%
Growth rate 1% decrease	9.00%
Reasonably possible 1% change in average growth rate, amount	$ (1)
Combined operating margin	36.20%
Combined operating margin 1% decrease	35.20%
Reasonably possible 1% change in average operating margin, amount	$ (4)
Combined CAPEX %	20.60%
Combined CAPEX percentage 1% increase	21.60%
Reasonably possible 1% change in average CAPEX as percentage of revenue, amount	$ (4)